SCHEDULE OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Right of use asset	$ 12,573,710	$ 1,077,241
Foreign currency translation	(119,182)	(117,959)
Accumulated depreciation of right of use assets	(1,723,114)	(1,233,934)
Accumulated depreciation of right of use assets (related party)	(325,040)
Buildings [member]
IfrsStatementLineItems [Line Items]
Right of use asset	2	1,378,312
Buildings Related Party [Member]
IfrsStatementLineItems [Line Items]
Right of use asset	11,149,101
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Right of use asset	992,410	992,410
Office space [member]
IfrsStatementLineItems [Line Items]
Right of use asset	$ 58,412	$ 58,412